Offerings	May 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	356.63
Maximum Aggregate Offering Price	$ 534,945,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 81,900.08
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 to which this exhibit relates (the "Registration Statement") also covers an indeterminate number of additional shares of Common Stock, par value $0.10 per share ("Common Stock"), of Stryker Corporation (the "Company") that may become issuable under the Company's 2008 Employee Stock Purchase Plan (the "ESPP") or 2011 Long-Term Incentive Plan (the "LTIP") to prevent dilution resulting from any merger, reorganization, consolidation, recapitalization, dividend or distribution, stock split, reverse stock split, spin-off or similar transaction or other change in corporate structure affecting the Common Stock or the value thereof. (2) Rounded up to the nearest penny. (3) Represents 1,500,000 additional shares of Common Stock issuable under the ESPP. (4) Estimated pursuant to Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee, and based upon $375.40 per share, the average of the high and low sales price of the Common Stock on the New York Stock Exchange on May 23, 2025, a date within five business days prior to the date of filing the Registration Statement, multiplied by 95%, which is the percentage of the trading price per share applicable to purchases under the ESPP.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	375.40
Maximum Aggregate Offering Price	$ 5,631,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 862,106.10
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 to which this exhibit relates (the "Registration Statement") also covers an indeterminate number of additional shares of Common Stock, par value $0.10 per share ("Common Stock"), of Stryker Corporation (the "Company") that may become issuable under the Company's 2008 Employee Stock Purchase Plan (the "ESPP") or 2011 Long-Term Incentive Plan (the "LTIP") to prevent dilution resulting from any merger, reorganization, consolidation, recapitalization, dividend or distribution, stock split, reverse stock split, spin-off or similar transaction or other change in corporate structure affecting the Common Stock or the value thereof. (2) Rounded up to the nearest penny. (3) Represents 15,000,000 additional shares of Common Stock issuable under the LTIP. (4) Estimated pursuant to Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee, and based upon $375.40 per share, the average of the high and low sales price of the Common Stock on the New York Stock Exchange on May 23, 2025, a date within five business days prior to the date of filing the Registration Statement.